Provisions for liabilities and other charges - Movements in provisions for liabilities and other charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Reserves
Balance at beginning	$ 13,531	$ 18,934
Additions	2,697	3,375
Reversals	(6,241)	(3,078)
Use of provision	(1,137)	(3,423)
Effect of translation	393	(2,277)
Balance at ending	9,243	13,531
Current	8,522	12,893
Non-current	721	638
Uncertain tax positions
Changes in Reserves
Balance at beginning	11,690	15,288
Additions	2,485	2,923
Reversals	(6,040)	(2,966)
Use of provision	(1,137)	(1,695)
Effect of translation	275	(1,860)
Balance at ending	7,273	11,690
Current	7,273
Non-current	0
Marketplace and consignment goods
Changes in Reserves
Balance at beginning	422	454
Additions	34	65
Reversals	(196)	0
Use of provision	0	0
Effect of translation	49	(97)
Balance at ending	309	422
Current	309
Non-current	0
Provision for other expenses
Changes in Reserves
Balance at beginning	1,419	3,192
Additions	178	387
Reversals	(5)	(112)
Use of provision	0	(1,728)
Effect of translation	69	(320)
Balance at ending	1,661	$ 1,419
Current	940
Non-current	$ 721